Risk management for financial instruments	12 Months Ended
Dec. 31, 2021
Risk management for financial instruments
Risk management for financial instruments

22.Risk management for financial instruments

Fair values

The estimated fair values of cash, trade and other receivables, restricted cash, trade, accrued liabilities and other payables, and share appreciation rights plan obligations approximate their carrying values due to the relatively short-term nature of the instruments. The estimated fair values of current and long-term debt and obligations under finance lease also approximate carrying values due to the fact that effective interest rates are not significantly different from market rates.

Fair value measurements recognized in the consolidated balance sheets must be categorized in accordance with the following levels:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2: inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company’s financial instruments carried at fair value on the consolidated balance sheets consist of cash and restricted cash. Cash and restricted cash are valued using quoted market prices (Level 1). Share appreciation rights, share based payment liability, contingent considerations and derivative warrant liability are categorized using observable market inputs (Level 2). The Company did not value any financial instruments using valuation techniques based on non-observable market inputs (Level 3) as at December 31, 2021.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s approach in managing liquidity is to ensure, to the extent possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, by continuously monitoring actual and budgeted cash flows.

The Company has sustained losses over the last number of periods and has financed these losses mainly through a combination of equity and debt offerings. Management believes that it has raised sufficient cash to meet all of its contractual debt that is coming due in 2022 and has the ability to fund any operating losses that may occur in the upcoming periods.

The table below summarizes the Company’s contractual obligations into relevant maturity groups at the balance sheet date based on the expected contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows for operations:

	2022	2023	2024	2025	Total
Trade and other payables	5,380,701	—	—	—	5,380,701
Lease obligations	446,571	477,290	337,842	247,211	1,508,914
Crown Capital debt	308,892	12,165,330	—	—	12,474,222
Contingent Consideration - Wordz	77,249	352,626	282,537	—	712,412
Contingent Consideration - Auscript	150,000	—	—	—	150,000
WordZ SBA Loan	114,507	—	—	—	114,507
WordZ promissory note	357,323	212,901	—	—	570,224
HomeTech VTB loan	240,000	240,000	20,000	—	500,000
Total	$7,075,243	$13,448,146	$640,379	$247,211	$21,410,979

Credit risk

Credit risk arises from the potential that a customer or counterparty will fail to perform its obligations. The Company is exposed to credit risk from its customers; however, the Company has a significant number of customers, minimizing the concentration of credit risk. Further, a large majority of the Company’s customers are economically stable organizations such as government agencies or departments with whom the Company transacts with on a regular basis, further reducing the overall credit risk.

Historically, the Company has suffered losses under trade receivables. In order to minimize the risk of loss from trade receivables, the Company’s extension of credit to customers involves review and approval by senior management and conservative credit limits for new or higher risk accounts.

The Company reviews its trade receivable accounts regularly and writes down these accounts to their expected realizable values, by making an allowance for expected credit losses based on aging and historic collection of receivables. The allowance is recorded as an expense in the consolidated statements of loss and comprehensive loss. Shortfalls in collections are applied against this provision. Estimates for allowance for expected credit losses are determined by a customer-by-customer evaluation of collectability at each balance sheet reporting date, taking into account the amounts that are past due and any available relevant information on the customers’ liquidity and going concern issues. Normal credit terms for amounts due from customers call for payment within 30 to 60 days.

The Company’s exposure to credit risk for trade receivables by geographic area was as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
United States	48%	65%	54%
Australia	31%	17%	33%
United Kingdom	14%	16%	11%
Rest of world	7%	2%	2%
	100%	100%	100%

The Company is subject to risk of non-payment of accounts receivable. The Company mitigates credit risk by assessing the credit worthiness of customers prior to extending credit and monitoring the aging and size of credit extended to customers. All of the Company’s cash is held with major financial institutions and thus the exposure to credit risk is considered insignificant. Management actively monitors the Company’s exposure to credit risk under its financial instruments, including with respect to trade receivables.

The following is a breakdown of trade receivables aging, net of allowance of doubtful accounts:

	December 31, 2021	December 31, 2020	December 31, 2019
0 to 30 days	$2,490,940	$2,902,154	$2,286,445
31 to 60 days	973,641	661,408	636,975
61 to 90 days	623,990	487,560	51,222
91 days and older	1,505,797	424,629	194,903
	$5,594,368	$4,475,751	$3,169,545

At December 31, 2021, the for allowance for doubtful accounts recorded against trade receivables is $316,202 (2020 - $123,338 and 2019 - $902,215). The activity of the allowance for doubtful accounts provision is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Beginning of year	$123,338	$902,215	$769,930
Add: provision for allowance for doubtful accounts	283,964	18,116	114,237
Less: write-offs	(112,116)	(815,817)	—
Foreign exchange adjustments	21,016	18,824	18,048
Expected credit loss – end of year	$316,202	$123,338	$902,215

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company’s interest rate risk is primarily related to the Company’s interest-bearing debts on its consolidated balance sheet. The Company does not have a material amount of long-term debt with variable interest rates, thereby minimizing the Company’s exposure to cash flow interest rate risk.

Foreign currency risk

Foreign currency risk arises because of fluctuations in exchange rates. The Company conducts a significant portion of its business activities in foreign currencies, primarily the U.S. and Australian dollars and Great Britain pounds with a large portion of the Company’s sales and operating costs being realized in these foreign currencies. The Company’s objective in managing its foreign currency risk is to minimize its net exposure to foreign currency cash flows by transacting, to the greatest extent possible, with third parties in Canadian, U.S. and Australian dollars.

The financial assets and liabilities that are denominated in foreign currencies will be affected by changes in the exchange rate between the United States dollar and these foreign currencies. This primarily includes cash, restricted cash, trade and other receivables, trade and other payables, provisions and obligations under finance lease which were denominated in foreign currencies.

The Company’s Australian subsidiaries have a majority of revenue and expenses being transacted in Australian dollars. As of December 31, 2021, fluctuations of the Australian dollar relative to the United States dollar of 5% would result in an exchange gain or loss on the net financial assets, impacting the Company’s comprehensive income by approximately $23,000 (2020 – $58,000 and 2019 - $1,000).

The Company’s computer products and services operations are exposed to exchange rate changes in the U.S. dollar relative to the Canadian dollar since a substantial portion of this business unit’s sales are denominated in U.S. dollars with most of the related expenses in Canadian dollars. A 5% fluctuation of the U.S. dollar would result in an exchange gain or loss on the net financial assets of approximately $22,000 as at December 31, 2021 (2020 – $78,000 and 2019 - $33,000).

The Company’s computer products and services operations are exposed to exchange rate changes in the Great Britain pound relative to the United States dollar since a portion of this business unit’s sales are denominated in Great Britain pounds with most of the related expenses in United States dollars. A fluctuation of the Great Britain pound of 5% would result in an exchange gain or loss on the net financial assets of approximately $30,000 as December 31, 2021 (2020 – $23,000 and 2019 - nil).

The Company does not currently use foreign exchange contracts to hedge its exposure of its foreign currencies cash flows as management has determined that this risk is not significant at this point in time. The Company recognized a foreign exchange loss from operations of $22,130 for the year ended December 31, 2021 (2020 – foreign exchange gain of $132,306 and 2019 - foreign exchange loss of $217,040).

Capital management

The Company considers its capital structure to consist of shareholders’ equity, long-term debt and convertible debt. The Company’s objective in managing capital is to ensure sufficient liquidity to pursue its organic growth strategy, fund research and development and undertake selective acquisitions, while at the same time taking a conservative approach toward financial leverage and management of financial risk.